RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Revenues from related parties	$ 2,227,000	$ 699,000	$ 290,000
Accounts receivable from related parties, net of allowance for credit losses	46,783	29,497
Due from related party	837,606	232,589
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 2,100,000	$ 1,300,000		¥ 15	¥ 10
Debt interest rate	4.75%	5.85%
Debt, maturity date		Apr. 15, 2025
Ownership percentage	100.00%	100.00%		100.00%	100.00%
Minimum [Member] | Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Debt, maturity date	Apr. 15, 2026
Maximum [Member] | Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Debt, maturity date	May 31, 2026
Mr. Jianghuai Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 300,000	$ 400,000
Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues from related parties		100,000	200,000
Accounts receivable from related parties, net of allowance for credit losses	300,000	40,000.00				$ 600,000
Due from related party	3,000.000	40,000.00				$ 100,000
Due to related party	$ 1,800,000	1,700,000
Debt interest rate	3.00%
Taoping New Media Co., Ltd [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt, maturity date	Nov. 06, 2026
Taoping New Media Co., Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt, maturity date	Dec. 30, 2026
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party	$ 3,800	$ 2,300
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party	600,000
Due to related party	2,400,000
Mr Bin Ma [Member]
Related Party Transaction [Line Items]
Due from related party	$ 600,000